Document and Entity Information	Oct. 15, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 15, 2025
Entity File Number	333-104887-13
Entity Registrant Name	SLM Student Loan Trust 2004-2
Entity Central Index Key	0001321783
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	04-3480392
Entity Address, Address Line One	c/o Deutsche Bank Trust Company Americas
Entity Address, Address Line Two	60 Wall Street, 16th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	703
Local Phone Number	984-5858
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false